Warrants	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Warrants [Abstract]
WARRANTS

19. WARRANTS

On April 13, 2020, the Company issued warrants to purchase an aggregate of 100,000 shares of the Company’s common stock. The warrants were issued as compensation to a vendor and had no vesting requirements. The warrants have an exercise price of $1.20 per share and an expiration date of April 12, 2025. None of these warrants were exercised during the nine months ended September 20, 2020.

On April 29, 2020, the Company issued a warrant to purchase 158,730 shares of the Company’s common stock. The warrant was issued in conjunction with the sale of the Company’s 12.5% OID Convertible Note and had no vesting requirements. The warrant has an exercise price of $0.99 per share and an expiration date of April 29, 2025. In connection with this transaction and as a placement fee to an unrelated third party, the Company also issued warrants to purchase an aggregate of 27,778 shares of the Company’s common stock. The warrants have an exercise price of $0.99 per share and an expiration date of April 29, 2025. None of these warrants were exercised during the nine months ended September 30, 2020.

On July 7, 2020, the Company issued warrants to purchase an aggregate of 290,000 shares of the Company’s common stock. The warrants were issued as part of a convertible debenture offering with no vesting requirement, have an exercise price of $1.00 per share, and expire on December 31, 2022. None of these warrants were exercised during the nine months ended September 20, 2020.

On July 7, 2020, the Company issued a warrant to purchase 158,730 shares of the Company’s common stock. The warrant was issued in conjunction with the sale of the Company’s 12.5% OID Convertible Note and had no vesting requirements. The warrant has an exercise price of $0.99 per share and an expiration date of April 29, 2025. In connection with this transaction and as a placement fee to an unrelated third party, the Company also issued warrants to purchase an aggregate of 27,778 shares of the Company’s common stock. The warrants have an exercise price of $0.99 per share and an expiration date of April 29, 2025. None of these warrants were exercised during the nine months ended September 30, 2020.

On August 21, 2020, the Company issued a warrant to purchase an aggregate of 53,571 shares of the Company’s common stock in conjunction with the sale of the Company’s 13.33% OID Convertible Note. These warrants were issued as payment of a placement fee to an unrelated third party and had no vesting requirements. The warrant has an exercise price of $2.80 per share and an expiration date of August 20, 2025. None of these warrants were exercised during the nine months ended September 30, 2020.

On July 6, 2020, and in conjunction with the acquisition of VNC, the Company issued replacement warrants for outstanding VNC warrants to purchase an aggregate of 1,736,284 shares of the Company’s common stock. The warrants have an exercise price of ranging from $0.0499 to $0.2404 per share and an expiration date of July 6, 2025. None of these warrants were exercised during the nine months ended September 30, 2020.

On June 8, 2020, the Company issued warrants to purchase an aggregate of 24,000 shares of the Company’s common stock at an exercise price of $1.00 per share to a vendor in conjunction with a consulting agreement. These warrants expire on June 7, 2023. None of these warrants were exercised during the nine months ended September 30, 2020.

The following warrants were issued by the Company prior to the ComSovereign Acquisition with the attributes described below to purchase the Company’s common stock (amounts in US$’s, except share data):

Issuance Date	Warrants Issued	Exercise Price	Full Vesting Date	Expiration Date
November 20, 2015	70,000	$5.00	November 20, 2015	November 20, 2020
April 27, 2016	60,000	$2.91	April 27, 2016	April 27, 2019

During the third quarter of 2019, ComSovereign issued eight warrants to purchase an aggregate of 100,000 shares of ComSovereign’s common stock. The warrants were issued in conjunction with the sale of the ComSovereign’s 9% Senior Convertible Debentures and had no vesting requirements. The warrants had an exercise price of $5.00 per share and an expiration date of December 31, 2021. Prior to conversion of the related debentures, ComSovereign cancelled warrants to purchase 80,000 shares of common stock at $5.00 per share, and reissued warrants to purchase 112,500 shares of common stock at $1.50 per share. ComSovereign valued the new warrants at $250,835 using the Black-Scholes pricing model, which is included in interest expense on the Consolidated Statement of Operations. Warrants to purchase all 132,500 shares of common stock were exercised in November 2019 prior to the ComSovereign Acquisition.

On September 24, 2019, ComSovereign issued a warrant to purchase 150,000 shares of ComSovereign’s common stock, which was converted into the ability to purchase 283,530 shares of the Company’s common stock as a result of the ComSovereign Merger. The warrant was issued in conjunction with the sale of ComSovereign’s 10% Senior Convertible Debentures and had no vesting requirements. The warrant had an exercise price of $0.01 per share and an expiration date of December 31, 2021. No warrants were exercised during fiscal 2019. On April 21, 2020, these warrants were exercised to purchase for 283,530 shares of the Company’s common stock.

During September 2019, ComSovereign issued two warrants to purchase 2,000,000 shares of ComSovereign’s common stock. The warrants were issued in conjunction with the sale by ComSovereign of a promissory note and had no vesting requirements. The warrants had an exercise price of $0.01 per share and an expiration date of December 31, 2021. Warrants to purchase the full 2,000,000 shares of ComSovereign’s common stock were exercised in November 2019 prior to the ComSovereign Acquisition.

All warrants are valued utilizing the Black-Scholes pricing model using the assumptions listed below. The weighted average grant date fair value of all warrants issued during the nine months ended September 30, 2020 was $0.80 per share and during the period January 10, 2019 (inception) through September 30, 2019 was $4.23 per share.

The following table summarizes the assumptions used to estimate the fair value of warrants granted during the nine months ended September 30, 2020:

2020
Expected dividend yield	0%
Expected volatility	36.96 – 41.55%
Risk-free interest rate	0.190 – 0.440%
Expected life of warrants	2.5 – 5.0 years

The following tables represents warrant activity for the nine months ended September 30, 2020 and the period January 10, 2019 (Inception) to September 30, 2019:

	Number of Warrants	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life in Years	Aggregate Intrinsic Value
Outstanding – December 31, 2019	503,523	$0.95	1.96	$258,328
Exercisable – December 31, 2019	503,523	$0.95	1.96	$258,328
Granted	2,576,878	0.46
Exercised	(283,530)	0.01
Forfeited or Expired	—	—
Outstanding – September 30, 2020	2,796,871	$0.60	4.17	$5,250,630
Exercisable – September 30, 2020	2,796,871	$0.60	4.17	$5,250,647
	Number of Warrants	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life in Years	Aggregate Intrinsic Value
Outstanding – January 10, 2019	2,280,000	$0.72	3.44	$—
Exercisable – January 10, 2019	2,280,000	$0.72	3.44	$—
Granted	2,250,000	0.23
Exercised	—	—
Forfeited or Expired	(60,000)	2.91
Outstanding – September 30, 2019	4,470,000	$0.45	2.51	$2,557,100
Exercisable – September 30, 2019	4,470,000	$0.45	2.51	$2,557,100

15. WARRANTS

The following warrants were issued by the Company prior to the ComSovereign Acquisition with the attributes described below to purchase the Company’s common stock (amounts in US$’s, except share data):

Issuance Date	Warrants Issued	Exercise Price	Full Vesting Date	Expiration Date
November 20, 2015	70,000	$5.00	November 20, 2015	November 20, 2020
April 27, 2016	60,000	$2.91	April 27, 2016	April 27, 2019
August 3, 2017	30,000	$0.50	August 3, 2017	August 3, 2021
August 3, 2017	2,000,000	$0.50	August 3, 2017	August 3, 2022
November 9, 2017	20,000	$0.50	November 9, 2017	November 9, 2021
September 26, 2018	100,000	$1.00	September 26, 2018	September 26, 2022

During the third quarter of 2019, ComSovereign issued eight warrants to purchase an aggregate of 100,000 shares of ComSovereign’s common stock. The warrants were issued in conjunction with the sale of the ComSovereign’s 9% Senior Convertible Debentures. The warrants had an exercise price of $5.00 per share and an expiration date of December 31, 2021. Prior to conversion of the related debentures, ComSovereign cancelled warrants to purchase 80,000 shares of common stock at $5.00 per share, and reissued warrants to purchase 112,500 shares of common stock at $1.50 per share. ComSovereign valued the new warrants at $250,835 using the Black-Scholes pricing model, which is included in interest expense on the Consolidated Statement of Operations. Warrants to purchase all 132,500 shares of common stock were exercised in November 2019 prior to the ComSovereign Acquisition.

On September 24, 2019, ComSovereign issued a warrant to purchase 150,000 shares of the ComSovereign’s common stock, which was converted into the ability to purchase 283,530 shares of the Company’s common stock as a result of the ComSovereign Merger. The warrant was issued in conjunction with the sale of ComSovereign’s 10% Senior Convertible Debentures. The warrant has an exercise price of $0.01 per share and an expiration date of December 31, 2021. No warrants were exercised during fiscal 2019. On April 21, 2020, these warrants were exercised and exchanged for 283,530 shares of the Company’s common stock.

During September 2019, ComSovereign issued two warrants to purchase 2,000,000 shares of ComSovereign’s common stock. The warrants were issued in conjunction with the sale by ComSovereign of a promissory note. The warrants had an exercise price of $0.01 per share and an expiration date of December 31, 2021. Warrants to purchase the full 2,000,000 shares of ComSovereign’s common stock were exercised in November 2019 prior to the ComSovereign Acquisition.

On October 15, 2019, ComSovereign issued a warrant to purchase 442,500 shares of ComSovereign’s common stock. The warrant was issued in conjunction with the sale by ComSovereign of a promissory note. The warrant had an exercise price of $0.01 per share and an expiration date of December 31, 2021. Warrants to purchase the full 442,500 shares of ComSovereign’s common stock were exercised in November 2019 prior to the ComSovereign Acquisition.

On November 26, 2019, ComSovereign issued warrants to purchase 930,000 shares of ComSovereign’s common stock to non-employees for consulting services in connection with the ComSovereign Acquisition. The warrants had an exercise price of $0.01 per share and an expiration date of November 26, 2024. Warrants to purchase the full 930,000 shares of ComSovereign’s common stock were exercised on November 27, 2019.

The following table summarizes the assumptions used to estimate the fair value of the warrants granted during fiscal 2019:

Expected dividend yield	0%
Expected volatility	32-33%
Risk-free interest rate	1.38-1.82%
Expected life of warrants	2.27-3.0 years

Under the Black-Scholes option pricing model, the fair value of the warrants issued was estimated at $3,138,667 on the date of grant, which was recognized as interest expense in the Consolidated Statement of Operations. As of December 31, 2019, there was no unrecognized expense related to the warrants as all of the warrants were fully vested.

The following table represents warrant activity of ComSovereign and the Company as of and for fiscal 2019:

	Number of Warrants	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life in Years	Aggregate Intrinsic Value
Outstanding – January 10, 2019	2,280,000	$0.72	3.44	$—
Exercisable – January 10, 2019	2,280,000	$0.72	3.44	$—
Granted	3,868,523	0.18
Exercised	(5,472,500)	0.23
Forfeited or Expired	(172,500)	3.61
Outstanding – December 31, 2019	503,523	$0.95	1.96	$258,328
Exercisable – December 31, 2019	503,523	$0.95	1.96	$258,328